Subsequent Events (Details) - Subsequent Event [Member] - $ / shares		1 Months Ended
	Feb. 11, 2020	Feb. 14, 2020
Subsequent Events (Textual)
Subsequent events, description	Immediately after the Closing, the Company had 29,511,359 shares of common stock outstanding, 16,884,213 of which were held by non-affiliates of the Company.
Private Placement [Member]
Subsequent Events (Textual)
Common stock, shares		3,500,000
Class A Common Stock [Member]
Subsequent Events (Textual)
Common stock, shares	1,049,036
Redeemed per share price	$ 10.14